Prepaid Sales (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) oz	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) oz	Dec. 31, 2017 USD ($) oz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue earned		$ 0	$ 30,000
Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales volume delivered | oz			25,282
Deferred revenue earned			$ 30,000
2016 Gold Delivery Contracts | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales	$ 120,000
Prepaid sales contract volume | oz	103,266
2017 Gold Delivery Contract | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales				$ 30,000
Prepaid sales contract volume | oz				25,282